INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 28,	February 28,
	2021	2022

Trade name and domain names	$41,707	$41,711
User base and customer relationships	32,378	32,378
Licenses	28,796	28,970
Technology	14,308	14,308
Copyrights and teaching materials	6,026	6,026
Partnership agreements and school cooperation agreements	4,858	4,858
Others	5,655	5,655

Total cost of intangible assets	133,728	133,906
Less: accumulated amortization	(70,012)	(83,917)
Less: accumulated impairment loss	(358)	(51,810)
Add: foreign exchange difference	2,683	3,517

	$66,041	$1,696